Fair value of financial instruments - Disclosure of significant observable inputs used in fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total financial assets	$ 61,861	$ 70,335
Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	6,534	6,706
Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	14	60
Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	1,960	2,838
Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	53,353	60,731
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	55,186	63,452
Level 1 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	11	33
Financial assets at fair value through other comprehensive income	1,822
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income		2,688
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	53,353	60,731
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	0	0
Level 2 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	6,675	6,883
Level 3 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	6,534	6,706
Level 3 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3	27
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	138	150
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	$ 0	$ 0